As filed with the Securities and Exchange Commission on February 23, 2022

Securities Act File No. 333-260457

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Kayne Anderson Energy Infrastructure Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor
Houston, TX 77002
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (713) 493-2020

Michael J. O’Neil
KA Fund Advisors, LLC
1800 Avenue of the Stars, Third Floor
Los Angeles, California 90067
(Name and Address of Agent for Service)

Copies of Communications to:

R. William Burns David A. Hearth Paul Hastings LLP 600 Travis Street, 58th Floor Houston, Texas 77002 (713) 860-7300	Julien Bourgeois Dechert LLP 1900 K Street, N.W. Washington, DC 20006 (202) 261-3300

Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement is declared effective and upon completion of the transactions described in this Registration Statement.

EXPLANATORY NOTE

Pursuant to a Registration Statement on Form N-14 (File No. 333-260457) filed on October 25, 2021, as amended by a pre-effective amendment filed on December 22, 2021 and declared effective on December 28, 2021 (as amended, the “Initial Registration Statement”), Kayne Anderson Energy Infrastructure Fund, Inc. (“KYN”) previously registered 9,700,000 shares of common stock, $0.001 par value per share (“Common Shares”) to be issued in connection with the merger of Fiduciary/Claymore Energy Infrastructure Fund (“FMO”) with and into KYN (the “Merger”). This Registration Statement is being filed for the sole purpose of registering the issuance of 1,000,000 additional Common Shares of KYN pursuant to Rule 462(b) under the Securities Act of 1933, as amended, which may be issued in connection with the Merger as a result of adjustments to the exchange ratio under the Agreement and Plan of Merger to reflect changes in the relative net asset value per share of KYN and FMO. The contents of the Initial Registration Statement, including the prospectus and statement of additional information included therein and exhibits thereto (other than the exhibits refiled herewith), and each of KYN’s and FMO’s Annual Report for the fiscal year ended November 30, 2021, are incorporated herein by reference.

PART C — OTHER INFORMATION

Item 15.	Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty that is established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates our directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any of the foregoing capacities and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any individual who served a predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16:	Exhibits
1.1	Registrant’s Articles of Amendment and Restatement is incorporated herein by reference to Exhibit 99.1 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-116479 and 811-21593) as filed with the Securities and Exchange Commission on September 1, 2004.
1.2	Registrant’s Articles Supplementary for Series P Mandatory Redeemable Preferred Shares, Series R Mandatory Redeemable Preferred Shares and Series S Mandatory Redeemable Preferred Shares — previously filed.
2	Registrant’s Second Amended and Restated Bylaws of Registrant is incorporated herein by reference to Exhibit 99.1 of the Registrant’s Current Report on Form 8-K (File No. 811-21593) as filed with the Securities and Exchange Commission on December 9, 2020.
3	None.
4	Form of Agreement and Plan of Merger — previously filed as Appendix A to Part A of this Registration Statement.
5.1	Form of Common Share Certificate is incorporated herein by reference to Exhibit (d)(1) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-140488 and 811-21593) as filed with the Securities and Exchange Commission on February 7, 2007.
5.2	Form of Stock Certificate for the Registrant’s Series P Mandatory Redeemable Preferred Shares — previously filed.
5.3	Form of Stock Certificate for the Registrant’s Series R Mandatory Redeemable Preferred Shares — previously filed.
5.4	Form of Stock Certificate for the Registrant’s Series S Mandatory Redeemable Preferred Shares — previously filed.
6.1	Amended and Restated Investment Management Agreement between Registrant and Kayne Anderson Capital Advisors, L.P. is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-140488 and 811-21593) as filed with the Securities and Exchange Commission on March 23, 2007.
6.2	Assignment of Investment Management Agreement from Kayne Anderson Capital Advisors, L.P. to KA Fund Advisors, LLC is incorporated herein by reference to Exhibit (g)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-140488 and 811-21593) as filed with the Securities and Exchange Commission on March 23, 2007.
6.3	Amendment dated June 13, 2012 to Amended and Restated Investment Management Agreement between Registrant and KA Fund Advisors, LLC is incorporated herein by reference to Exhibit (g)(3) of the Registrant’s Registration Statement on Form N-2 (File Nos. 333-183599 and 811-21593) as filed with the Securities and Exchange Commission on August 28, 2012.
6.4	Letter Agreement between Registrant and KA Fund Advisors, LLC dated December 11, 2014 relating to Waiver of Certain Fees under Amended and Restated Investment Management Agreement dated as of December 12, 2006 is incorporated herein by reference to Exhibit (g)(4) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-201950 and 811-21593) as filed with the Securities and Exchange Commission on February 6, 2015.
6.5	Second Amended and Restated Letter Agreement between Registrant and KA Fund Advisors, LLC relating to Waiver of Certain Fees under Amended and Restated Investment Management Agreement dated as of December 12, 2006 is incorporated herein by reference to Exhibit 6.5 of Registrant’s Registration Statement on Form N-14 (File No. 333-223785) as filed with the Securities and Exchange Commission on May 25, 2018.
6.6	Third Amended and Restated Letter Agreement dated August 6, 2021 between Registrant and KA Fund Advisors, LLC relating to Waiver of Certain Fees under Amended and Restated Investment Management Agreement dated as of December 12, 2006 — previously filed.

7.1	Form of Underwriting Agreement for Newly-Issued Common Stock is incorporated herein by reference to Exhibit (h)(1) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-217551 and 811-21593) as filed with the Securities and Exchange Commission on April 28, 2017.
7.2	Form of Underwriting Agreement for Newly-Issued Preferred Stock is incorporated herein by reference to Exhibit (h)(2) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-217551 and 811-21593) as filed with the Securities and Exchange Commission on April 28, 2017.
7.3	Form of Controlled Equity OfferingSM Sales Agreement for Newly-Issued Common Stock is incorporated herein by reference to Exhibit (h)(3) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-217551 and 811-21593) as filed with the Securities and Exchange Commission on April 28, 2017.
7.4	Form of Underwriting Agreement for Newly-Issued Debt Securities is incorporated herein by reference to Exhibit (h)(4) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-217551 and 811-21593) as filed with the Securities and Exchange Commission on April 28, 2017.
8	None
9.1	Form of Custody Agreement is incorporated herein by reference to Exhibit 99.6 of Pre-Effective Amendment No. 4 to the Registrant’s Registration on Form N-2 (File Nos. 333-116479 and 811-21593) as filed with the Securities and Exchange Commission on September 16, 2004.
9.2	Assignment of Custody Agreement from Custodial Trust Company to JPMorgan Chase Bank, N.A is incorporated herein by reference to Exhibit (j)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-165775 and 811-21593) as filed with the Securities and Exchange Commission on May 24, 2010.
10	None
11	Opinion of Venable LLP—filed herewith.
12	Tax Opinions of Paul Hastings LLP—previously filed.
13.1	Form of Transfer Agency Agreement is incorporated herein by reference to Exhibit 99.3 of Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-116479 and 811-21593) as filed with the Securities and Exchange Commission on September 27, 2004.
13.2	Note Purchase Agreement for Series U Notes, Series V Notes and Series W Notes dated May 26, 2011 is incorporated herein by reference to Exhibit (k)(14) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-177550 and 811-21593) as filed with the Securities and Exchange Commission on December 9, 2011.
13.3	Note Purchase Agreement for Series X Notes, Series Y Notes, Series Z Notes, Series AA Notes, Series BB Notes and Series CC Notes dated May 3, 2012 is incorporated herein by reference to Exhibit (k)(17) of the Registrant’s Registration Statement on Form N-2 (File Nos. 333-183599 and 811-21593) as filed with the Securities and Exchange Commission on August 28, 2012.
13.4	Amendment to Note Purchase Agreement for Series BB Notes and Series CC Notes dated November 5, 2020 — previously filed.
13.5	Note Purchase Agreement for Series DD Notes, Series EE Notes, Series FF Notes and Series GG Notes dated April 16, 2013 is incorporated herein by reference to Exhibit (k)(18) of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-183599 and 811-21593) as filed with the Securities and Exchange Commission on August 30, 2013.
13.6	Amendment to Note Purchase Agreement for Series DD Notes to Series GG Notes dated November 5, 2020 — previously filed.
13.7	Note Purchase Agreement for Series II Notes, Series JJ Notes and Series KK Notes, dated as of April 30, 2014 is incorporated herein by reference to Exhibit (k)(26) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-193497 and 811-21593) as filed with the Securities and Exchange Commission on July 23, 2014.
13.8	Amendment to Note Purchase Agreement for Series JJ Notes to Series KK Notes dated November 5, 2020 — previously filed.
13.9	Note Purchase Agreement for Series LL, Series MM, Series NN and Series OO, dated as of October 29, 2014, is incorporated herein by reference to Exhibit (k)(26) of Registrant’s Registration Statement on Form N-2 (File Nos. 333-201950 and 811-21593) as filed with the Securities and Exchange Commission on February 6, 2015.
13.10	Amendment to Note Purchase Agreement for Series MM Notes to Series OO Notes dated November 5, 2020 — previously filed.

13.11	Note Purchase Agreement for Series PP Notes to Series QQ Notes dated May 11, 2021 — previously filed.
13.12	Fourth Amended and Restated Credit Agreement dated as of February 8, 2021 by and among the Registrant, JPMorgan Chase Bank, N.A. and the several banks from time to time parties thereto — previously filed.
13.13	Term Loan Credit Agreement dated as of August 6, 2021 between the Registrant and Sumitomo Mitsui Banking Corporation — previously filed.
13.14	Securities Exchange Agreement for Series O to Series S Mandatory Redeemable Preferred Shares dated November 5, 2020 — previously filed.
13.15	Closed-End Fund Services Agreement among the Registrant, Ultimus Fund Solutions, LLC and the other parties thereto dated November 15, 2013 is incorporated herein by reference to Exhibit (k)(1) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-193497 and 811-21593) as filed with the Securities and Exchange Commission on March 28, 2014.
14.1	Consent of PricewaterhouseCoopers LLP, the Registrant’s Independent Auditors — filed herewith.
14.2	Consent of Ernst & Young LLP, Fiduciary/Claymore Energy Infrastructure Fund’s Independent Auditors — filed herewith.
15	Not applicable.
16	Powers of Attorney — previously filed.
17	Forms of proxy—previously filed.
18	Filing fee table—filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Houston and State of Texas, on the 23rd day of February, 2022.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

By:	/s/ James C. Baker
James C. Baker
Title: Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ James C. Baker	Chairman, President and	February 23, 2022
James C. Baker	Chief Executive Officer (Principal Executive Officer)

/s/ Terry A. Hart	Chief Financial Officer, Treasurer and Assistant	February 23, 2022
Terry A. Hart	Secretary (Principal Financial and Accounting Officer)

/s/ Anne K. Costin	Director	February 23, 2022
Anne K. Costin

/s/ William R. Cordes	Director	February 23, 2022
William R. Cordes

/s/ Barry R. Pearl	Director	February 23, 2022
Barry R. Pearl

/s/ Albert L. Richey	Director	February 23, 2022
Albert L. Richey

/s/ William H. Shea, Jr.	Director	February 23, 2022
William H. Shea, Jr.

*By:	/s/ R. William Burns
	R. William Burns	Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)	February 23, 2022

EXHIBIT INDEX

11	Opinion of Venable LLP—filed herewith.
14.1	Consent of PricewaterhouseCoopers LLP, the Registrant’s Independent Auditors — filed herewith.
14.2	Consent of Ernst & Young LLP, Fiduciary/Claymore Energy Infrastructure Fund’s Independent Auditors — filed herewith.
18	Filing fee table—filed herewith.